Offerings - Offering: 1	Oct. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	51,107
Proposed Maximum Offering Price per Unit	7.90
Maximum Aggregate Offering Price	$ 403,745.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 55.76
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. The shares will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act, based upon the average of the high ($8.28) and low ($7.52) sales price for a share of the registrant's common stock as reported on the Nasdaq Capital Market on October 2, 2025. Consists of up to 51,107 shares of common stock issuable upon the exercise of warrants offered and for resale by the selling stockholder named in the prospectus.